Exhibit 99.06

Data Compare Summary (Total)

Run Date - 2/26/2024 4:01:03 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Type	0	888	0.00%	888
Appraised Value	1	103	0.97%	888
Borrower First Name	2	323	0.62%	888
Borrower Last Name	1	323	0.31%	888
City	11	888	1.24%	888
Coborrower First Name	3	303	0.99%	888
Coborrower Last Name	1	303	0.33%	888
First Payment Date	0	68	0.00%	888
Index Type	271	645	42.02%	888
Interest Only	0	68	0.00%	888
Interest Rate Change Frequency	1	645	0.16%	888
Interest Rate Initial Cap	65	65	100.00%	888
Interest Rate Life Max	256	580	44.14%	888
Lien Position	0	888	0.00%	888
LTV Valuation Value	3	820	0.37%	888
Margin	270	645	41.86%	888
Maturity Date	1	888	0.11%	888
Note Date	1	888	0.11%	888
Occupancy	60	888	6.76%	888
Original Interest Rate	0	311	0.00%	888
Original Loan Amount	2	888	0.23%	888
Original Term	4	243	1.65%	888
Origination Channel	0	120	0.00%	888
Payment Change Frequency	0	580	0.00%	888
Property Type	175	888	19.71%	888
Purpose	16	888	1.80%	888
Refi Purpose	225	326	69.02%	888
State	0	888	0.00%	888
Street	33	888	3.72%	888
Zip	29	888	3.27%	888
Total	1,431	17,127	8.36%	888